Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits (Tables) (Predecessor)	12 Months Ended
Dec. 31, 2014
Predecessor
Security Deposits on Aircraft, Deferred Overhaul Rental and Other Customer Deposits
Schedule of components of security deposits, deferred overhaul rental and other customer deposits

Predecessor
(Dollars in thousands)	December 31, 2013
Security deposits paid by lessees	$1,065,719
Deferred overhaul rentals	882,422
Rents received in advance and straight-line rents	460,785
Other customer deposits	229,068

$2,637,994